SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Governmental authorities	[1]	$ 0	$ 5,829
Other		181	159
Other long-term liabilities		$ 181	$ 5,988

[1]	During the six months ended June 30, 2023, the Company elected to advance payment dates related to taxes payable in relation to trapped profits and paid the liability in full.